SCHEDULE OF RELATED PARTY RENT EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party rent expenses	$ 75,675	$ 67,500	$ 144,450	$ 135,000
Outlaw Run Ranch [Member]
Related Party Transaction [Line Items]
Related party rent expenses	29,400	22,500	51,900	45,000	$ 90,000	$ 90,000
Warehouse Asset Management [Member]
Related Party Transaction [Line Items]
Related party rent expenses	$ 46,275	$ 45,000	$ 92,550	$ 90,000	$ 167,500	$ 80,400